LORD ABBETT INVESTMENT TRUST

90 HUDSON STREET

JERSEY CITY, NEW JERSEY 07302-3973

April 26, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Lord Abbett Investment Trust (the “Trust”)
1933 Act File No. 033-68090
1940 Act File No. 811-07988

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectus contained in Post-Effective Amendment No. 60 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 19, 2011.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2859.

Sincerely yours,

/s/ Cirila Stephens

Cirila Stephens
Senior Paralegal
Lord, Abbett & Co. LLC